Condensed Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 315.2	$ 437.7	$ 644.3	$ 881.7	$ 1,559.2
Port expenses, bunkers, commissions, and other cost of goods and services sold	(104.9)	(110.4)	(215.3)	(222.7)	(418.5)
Operating expenses	(64.3)	(62.7)	(130.7)	(119.3)	(245.1)
Profit from sale of vessels	5.4	10.5	14.9	27.6	51.3
Administrative expenses	(24.5)	(23.8)	(50.5)	(50.0)	(95.6)
Other operating income and expenses	(0.1)	(0.2)	(0.3)	(0.4)	(0.5)
Depreciation and amortization	(52.2)	(46.8)	(105.4)	(89.9)	(192.0)
Operating profit (EBIT)	74.6	204.3	157.0	427.0	658.8
Financial income	3.6	7.7	7.5	14.1	24.8
Financial expenses	(17.8)	(18.9)	(35.7)	(37.2)	(74.1)
Profit before tax	60.4	193.1	128.8	403.9	609.5
Tax	(1.7)	1.1	(7.2)	(0.5)	2.0
Net profit for the period	58.7	194.2	121.6	403.4	611.5
Net profit for the period attributable to:
TORM plc shareholders	58.6	194.5	120.9	404.3	612.5
Non-controlling interest	0.1	(0.3)	0.7	(0.9)	(1.0)
Net profit for the period	$ 58.7	$ 194.2	$ 121.6	$ 403.4	$ 611.5
Earnings per share
Basic earnings per share (in USD per share)	$ 0.60	$ 2.08	$ 1.24	$ 4.40	$ 6.54
Diluted earnings per share (in USD per share)	$ 0.58	$ 2.02	$ 1.20	$ 4.28	$ 6.36